Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	£ 208	£ 386
Loans and advances to customers
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	99	92
Debt securities
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	109	294
Equity Securities
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	0	0
Reverse repurchase agreements - non-trading
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	0	0
Loans to Housing Associations | Loans and advances to customers
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	13	12
Other Loans | Loans and advances to customers
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	£ 86	£ 80